Income Taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Net loss before income taxes	$ 15,534,872	$ 8,781,978	$ 36,403,967	$ 16,345,740	$ 23,251,435	$ 15,635,658
Deferred tax assets:
Net operating losses					5,159,176	3,116,214
Research and development credits					2,801,924	1,653,174
Research and development expenses capitalized for tax purposes					26,936,217	20,042,703
Deferred rent					140,873	40,350
Depreciation					652,104	487,224
Other temporary differences					628,296	497,268
Total deferred tax assets					36,318,590	25,836,933
Deferred tax liabilities:
Prepaid expenses					(80,311)	(44,561)
Total deferred tax liabilities					(80,311)	(44,561)
Net deferred tax assets					36,238,279	25,792,372
Less valuation allowance					(36,238,279)	(25,792,372)
Increase in valuation allowance					$ 10,445,907	$ 6,432,425